Financial Instruments - Finance Income and Costs by Category of Financial Instruments (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Interest income (expense)	₩ (499,143)	₩ (360,453)	₩ (147,583)
Gain and loss on valuation	338,996	(444,390)	311,546
Gain and loss on foreign currency	(348,002)	(487,324)	(161,698)
Gain and loss on disposal	118,716	323,320	(100,293)
Others	17,183	(1,608)	62,963
Total	(372,250)	(970,455)	(35,065)
Other comprehensive income (loss)	256,433	(9,053)	215,197
Financial liabilities at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Gain and loss on valuation	(305,562)	85,790	54,057
Gain and loss on foreign currency	(92,835)	(8,891)	33,069
Others			(15,876)
Total	(398,397)	76,899	71,250
Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Gain and loss on valuation	(44,323)	(162,649)	55,858
Gain and loss on disposal	(276,600)	(647,418)	(465,174)
Total	(320,923)	(810,067)	(409,316)
Other comprehensive income (loss)	(1,292)	1,023	309
Financial liabilities measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest income (expense)	(1,001,290)	(607,458)	(439,826)
Gain and loss on foreign currency	(466,244)	(893,377)	(846,202)
Gain and loss on disposal	11		(16)
Others	(26,616)	1,443	11,537
Total	(1,494,139)	(1,499,392)	(1,274,507)
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Interest income (expense)	0	20,421	158,121
Gain and loss on valuation	520,884	(599,777)	(12,093)
Gain and loss on disposal	190,531	237,771	12,119
Others	560	545	26,170
Total	711,975	(341,040)	184,317
Derivative assets [member]
Disclosure of detailed information about financial instruments [line items]
Gain and loss on valuation	167,997	232,246	213,724
Gain and loss on disposal	289,423	797,211	370,547
Total	457,420	1,029,457	584,271
Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Others	49,586	38,837	48,281
Total	49,586	38,837	48,281
Other comprehensive income (loss)	257,725	(10,076)	214,888
Financial assets at financial assets measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest income (expense)	502,147	226,584	134,122
Gain and loss on foreign currency	211,077	414,944	651,435
Gain and loss on disposal	(84,649)	(64,244)	(17,769)
Others	(6,347)	(42,433)	(7,149)
Total	₩ 622,228	₩ 534,851	₩ 760,639